Other liabilities - Foreign currency swaps and forwards - notional amounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign currency swaps and forwards
Hedging timeline	24 months
EUR | Foreign currency swaps EUR - NIS (in EUR)
Foreign currency swaps and forwards
Notional amount		€ 847
EUR | Foreign currency swaps NIS - EUR (in EUR)
Foreign currency swaps and forwards
Notional amount		3,334
EUR | Foreign currency swaps EUR - USD (in EUR)
Foreign currency swaps and forwards
Notional amount	€ 5,000	18,000
EUR | Foreign currency forwards EUR - USD (in EUR)
Foreign currency swaps and forwards
Notional amount	4,000
NIS | Foreign currency swaps EUR - NIS (in NIS).
Foreign currency swaps and forwards
Notional amount		3,500
NIS | Foreign currency swaps NIS - EUR (in NIS)
Foreign currency swaps and forwards
Notional amount		14,000
USD | Foreign Currency Swaps EUR - USD (in USD)
Foreign currency swaps and forwards
Notional amount	5,451	€ 19,787
USD | Foreign currency forwards EUR - USD (in USD)
Foreign currency swaps and forwards
Notional amount	€ 4,277